Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues
Total net sales	$ 132,697	$ 136,046
Cost of revenues
Total cost of sales	77,336	75,807
Gross profit	55,361	60,239
Operating expenses
Research and development, net	19,151	18,792
Selling, general and administrative	62,742	53,851
Total operating expenses	81,893	72,643
Operating loss	(26,532)	(12,404)
Financial income (expenses), net	2,732	1,473
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(23,800)	(10,931)
Income tax benefit (expenses)	25	455
Share in net profits (losses) of associated companies	0	1,668
Net loss	$ (23,825)	$ (13,054)
Earnings Per Share, Basic	$ (0.28)	$ (0.18)
Weighted average shares outstanding - diluted	86,357	71,967
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (23,825)	$ (13,054)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,323)	1,726
Unrealized gains (losses) on derivatives designated as cash flow hedges, net	2,569	(3,035)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,246	(1,309)
Comprehensive loss attributable to Stratasys Ltd.	(22,579)	(14,363)
Products
Revenues
Total net sales	88,754	93,795
Cost of revenues
Total cost of sales	46,554	47,268
Service [Member]
Revenues
Total net sales	43,943	42,251
Cost of revenues
Total cost of sales	$ 30,782	$ 28,539